Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss	12 Months Ended
Aug. 31, 2018
Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss [Abstract]
Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss

21. OTHER COMPREHENSIVE INCOME (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE LOSS

Components of other comprehensive income and the related income tax effects for 2018 are as follows:

	Amount	Income taxes	Net
	$	$	$
Items that may subsequently be reclassified to income
Continuing operations:
Change in unrealized fair value of derivatives designated as cash flow hedges	7	(2)	5
Adjustment for hedged items recognized in the period	4	(1)	3
Share of other comprehensive income of associates	10	–	10
	21	(3)	18
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans:
Continuing operations	101	(27)	74
	122	(30)	92

Components of other comprehensive loss and the related income tax effects for 2017 are as follows:

	Amount	Income taxes	Net
	$	$	$
Items that may subsequently be reclassified to income
Continuing operations:
Change in unrealized fair value of derivatives designated as cash flow hedges	(9)	2	(7)
Adjustment for hedged items recognized in the period	(3)	1	(2)
Share of other comprehensive income of associates	13	–	13
Discontinued operations:
Exchange differences on translation of a foreign operation	(50)	–	(50)
Exchange differences on translation of US denominated debt hedging a foreign operation	24	–	24
Reclassification of accumulated exchange differences to income related to the sale of a foreign operation	(82)	–	(82)
	(107)	3	(104)
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans:
Continuing operations	34	(9)	25
	(73)	(6)	(79)

Accumulated other comprehensive loss is comprised of the following:

	2018	2017
	$	$
Items that may subsequently be reclassified to income
Continuing operations:
Change in unrealized fair value of derivatives designated as cash flow hedges	–	(8)
Share of other comprehensive income of associates	18	8

Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans:
Continuing operations	(57)	(131)
	(39)	(131)